Condensed Financial Statements of Parent Company (Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Other assets	$ 20,465,000	$ 32,729,000
Total assets	2,634,875,000	2,421,219,000
Long-term debt	40,800,000	49,200,000
Other liabilities	14,172,000	15,425,000
Total liabilities	2,399,488,000	2,201,199,000
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400,000	400,000
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131,000	14,125,000
Surplus	157,305,000	156,184,000
Retained earnings	56,311,000	45,497,000
Accumulated other comprehensive income	7,240,000	3,814,000
Total stockholders' equity	235,387,000	220,020,000	205,351,000	200,022,000
Total liabilities and stockholders' equity	2,634,875,000	2,421,219,000
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	11,765,000	19,641,000
Other assets	54,000	2,321,000
Total assets	251,924,000	244,740,000
Long-term debt	15,800,000	24,200,000
Other liabilities	737,000	520,000
Total liabilities	16,537,000	24,720,000
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400,000	400,000
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131,000	14,125,000
Surplus	157,305,000	156,184,000
Retained earnings	56,311,000	45,497,000
Accumulated other comprehensive income	7,240,000	3,814,000
Total stockholders' equity	235,387,000	220,020,000
Total liabilities and stockholders' equity	251,924,000	244,740,000
Metro Bancorp, Inc. [Member] | Banking Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	239,305,000	221,578,000
Metro Bancorp, Inc. [Member] | Non-banking Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries	$ 800,000	$ 1,200,000